BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value.

(Dollars in thousands)	Agile
Purchase consideration
Cash consideration	$96,887

Assets acquired
Commercial loans	93,353
Premises and equipment	651
Intangible assets	3,797
Total assets acquired	97,801

Liabilities assumed
Other liabilities	2,702
Total liabilities assumed	2,702

Net identifiable assets	95,099
Goodwill	$1,788